Intangible Assets and Goodwill (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization	¥ 14,784,602	¥ 14,039,968